Victory Variable Insurance Funds II
Victory Pioneer Bond

VCT Portfolio
(successor to Pioneer Bond VCT Portfolio)
Schedule of Investments | September 30, 2025

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 103.6%
	Senior Secured Floating Rate Loan Interests — 0.2% of Net Assets(a)*
	Chemicals-Specialty — 0.0%†
45,396	Mativ Holdings, Inc., Term B Loan, 8.028% (Term SOFR + 375 bps), 4/20/28	$ 44,970
	Total Chemicals-Specialty	$44,970
	Computer Services — 0.1%
80,000	Amentum Holdings, Inc., Initial Term Loan, 6.413% (Term SOFR + 225 bps), 9/29/31	$ 80,000
	Total Computer Services	$80,000
	Cruise Lines — 0.0%†
29,700	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.163% (Term SOFR + 300 bps), 5/1/31	$ 29,728
	Total Cruise Lines	$29,728
	Medical-Wholesale Drug Distribution — 0.1%
59,617	Owens & Minor, Inc., Term B-1 Loan, 8.013% (Term SOFR + 375 bps), 3/29/29	$ 59,592
	Total Medical-Wholesale Drug Distribution	$59,592
	Total Senior Secured Floating Rate Loan Interests (Cost $213,723)	$214,290

	Asset Backed Securities — 9.2% of Net Assets
127,953	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	$ 128,234
29,043	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	29,025
24,032	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	24,054
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	102,074
170,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 7/14/31 (144A)	173,192
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	305,290
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	102,910
210,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	215,098
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	125,502
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, 12/20/29 (144A)	102,920
110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	111,202
140,000	BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35 (144A)	151,167
161,848	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	152,894
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.518% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	249,551
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	157,537
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	79,780
125,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	118,491
100,000(b)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	95,961
375,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	376,197
100,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	101,548
15,377	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	15,133
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	98,733
160,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	160,099
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	101,946
390,000	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32	394,875
12,889(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	12,325
300,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	311,890
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	170,982
370,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57%, 10/15/31	375,993
312,092(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	318,211

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
523,447(b)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	$ 530,049
274,871(b)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	278,799
130,912(b)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	132,702
428,067(b)	FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55 (144A)	429,683
28,641	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	28,604
140,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	145,116
470,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	477,559
100,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, 1/15/31 (144A)	101,798
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	101,733
247,216(c)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	249,324
195,314(b)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	197,005
300,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.12%, 12/27/27 (144A)	291,440
193,876(d)	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	39,745
76,218	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	74,408
100,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	102,335
158,040	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	141,755
3,161	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	3,137
220,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	223,067
110,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	111,632
220,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	222,156
140,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	141,164
58,193	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	51,513
21,144	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	20,957
200,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	180,599
200,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	204,757
54,609	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	54,908
110,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	111,450
145,087(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.32% (PRIME + 7 bps), 4/25/48 (144A)	147,483
24,611	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	24,558
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	98,404
125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	122,506
150,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	154,873
340,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	344,213
250,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 8.23% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	248,780
66,370	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	62,846
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	169,779
100,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	102,744
216,180(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	218,816
100,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	108,446
66,707	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	65,888
250,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	256,018
	Total Asset Backed Securities (Cost $11,764,491)	$11,635,563

	Collateralized Mortgage Obligations—6.3% of Net Assets
99,723(b)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$ 89,077
450,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	351,585
100,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	95,759

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	$ 96,402
100,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	95,848
180,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	139,656
400,000(b)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	349,252
85,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.356% (SOFR30A + 300 bps), 1/25/42 (144A)	86,726
90,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.306% (SOFR30A + 195 bps), 3/25/44 (144A)	90,679
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.056% (SOFR30A + 170 bps), 7/25/44 (144A)	100,422
94,727(c)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	95,836
200,000(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	153,165
150,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	111,825
200,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.306% (SOFR30A + 395 bps), 9/26/33 (144A)	205,205
9,946	Federal Home Loan Mortgage Corp. REMICs, Series 2944, Class OH, 5.50%, 3/15/35	10,386
139,471(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.063% (SOFR30A + 644 bps), 8/15/42	21,727
67,253(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	13,234
87,348(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	18,403
350,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	341,266
132,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.406% (SOFR30A + 105 bps), 10/25/44 (144A)	132,261
34,032(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.356% (SOFR30A + 100 bps), 10/25/44 (144A)	34,023
550,000	Federal National Mortgage Association REMICs, Series 2013-61, Class BY, 3.00%, 6/25/43	465,337
58,907(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	12,455
344,780(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	56,505
303,930(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 7.548% (1 Month Term SOFR + 324 bps), 1/20/50	4,114
165,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	119,195
288,558(b)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	237,830
71,421(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	70,881
100,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	97,077
382,292(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	317,791
100,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	74,943
100,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	73,876
246,304	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	237,991
213,453(b)	JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 4.946%, 10/25/49 (144A)	214,739
98,024(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.97%, 10/25/51 (144A)	82,322
215,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	155,560
275,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.514%, 7/25/52 (144A)	182,064
370,914(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	305,222
266,986(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.663%, 6/25/51 (144A)	220,919
32,578(b)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	31,043
130,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	128,372
308,771(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.477%, 4/25/51 (144A)	250,695
175,180(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	148,488
68,449(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.056% (SOFR30A + 270 bps), 7/25/33 (144A)	68,706
134,578(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.708%, 10/25/51 (144A)	112,411
276,515(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	227,541

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
400,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	$ 287,981
54,641(b)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	52,333
166,133(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	154,560
1,284(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	1,273
150,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	100,494
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.422% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	142,376
331,767(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	297,912
131,256(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.756% (SOFR30A + 340 bps), 11/25/33 (144A)	132,477
16,930(b)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	16,785
100,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	71,965
345,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	229,538
	Total Collateralized Mortgage Obligations (Cost $9,221,817)	$8,016,508

	Commercial Mortgage-Backed Securities—6.8% of Net Assets
96,819(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.40% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	$ 96,820
230,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.772% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	229,425
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.115% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	249,150
265,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.672% (SOFR30A + 230 bps), 1/15/37 (144A)	265,721
150,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.236% (SOFR30A + 285 bps), 1/20/37 (144A)	146,625
96,635(c)(e)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	247,440
200,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.357%, 9/15/48 (144A)	139,509
100,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.956%, 4/15/55	90,516
170,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.672% (SOFR30A + 230 bps), 2/15/37 (144A)	170,000
500,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	461,812
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	377,995
80,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.164% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	79,925
75,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.561% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	74,953
450,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.16% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	450,000
150,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.509% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	150,000
230,524	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	228,506
158,450	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	157,855
320,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.991% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	319,100
300,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class A, 5.798% (1 Month Term SOFR + 166 bps), 6/18/42 (144A)	301,030
225,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.356% (SOFR30A + 400 bps), 11/25/51 (144A)	233,317
150,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.214%, 7/25/27 (144A)	145,255
109,063(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 6.919% (SOFR30A + 256 bps), 10/25/28	104,419
100,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.53%, 2/25/52 (144A)	97,862
134,133(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.769% (SOFR30A + 241 bps), 6/25/26 (144A)	132,609
106,683(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.869% (SOFR30A + 251 bps), 7/25/29 (144A)	100,343
230,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.519% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	230,276
574,354(b)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.59%, 10/16/58	18,414

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
250,000(a)	GS Mortgage Securities Corporation Trust, Series 2021-IP, Class D, 6.365% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	$ 248,762
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.061% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	124,720
200,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.691% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	200,313
100,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774%, 5/10/39 (144A)	101,725
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	316,628
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	236,875
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	248,952
1,600,000(b)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.199%, 6/15/51	5,627
220,801	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	211,772
250,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	237,150
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	61,200
225,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.222% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	224,886
350,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.322% (SOFR30A + 195 bps), 11/15/38 (144A)	350,036
176,732(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	179,442
147,715(b)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	148,725
128,217(b)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	129,831
130,000(b)	VRTX Trust, Series 2025-HQ, Class C, 6.119%, 8/5/42 (144A)	131,548
140,000(b)	VRTX Trust, Series 2025-HQ, Class D, 6.815%, 8/5/42 (144A)	142,508
	Total Commercial Mortgage-Backed Securities (Cost $8,971,295)	$8,599,577

	Corporate Bonds — 36.5% of Net Assets
	Aerospace & Defense — 0.7%
480,000	Boeing Co., 3.90%, 5/1/49	$ 361,696
95,000	Boeing Co., 7.008%, 5/1/64	109,977
235,000	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	242,095
110,000	Northrop Grumman Corp., 5.25%, 7/15/35	113,864
20,000	TransDigm, Inc., 6.25%, 1/31/34 (144A)	20,568
35,000	TransDigm, Inc., 6.75%, 1/31/34 (144A)	36,189
	Total Aerospace & Defense	$884,389
	Agriculture — 0.4%
455,000	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	$ 472,035
	Total Agriculture	$472,035
	Airlines — 0.4%
170,024	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 160,994
32,850	American Airlines Pass-Through Trust, 3.95%, 7/11/30	31,373
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	85,478
120,520	JetBlue Pass-Through Trust, 2.75%, 5/15/32	106,748
43,038	JetBlue Pass-Through Trust, 4.00%, 11/15/32	40,475
25,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	26,289
96,552	United Airlines Pass-Through Trust, 5.45%, 2/15/37	99,315
27,233	United Airlines Pass-Through Trust, 4.875%, 1/15/26	27,234
	Total Airlines	$577,906
	Auto Manufacturers — 4.1%
255,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 258,881

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
310,000	American Honda Finance Corp., 5.05%, 7/10/31	$ 318,225
360,000	BMW US Capital LLC, 5.40%, 3/21/35 (144A)	372,463
420,000	Cummins, Inc., 5.30%, 5/9/35	433,610
150,000	Daimler Truck Finance North America LLC, 4.65%, 10/12/30 (144A)	150,212
125,000	Ford Motor Co., 6.10%, 8/19/32	128,046
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	181,901
410,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	419,052
200,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	200,995
200,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/32	208,111
200,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	214,080
216,000	General Motors Co., 6.60%, 4/1/36	233,137
85,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	88,557
220,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	226,983
390,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	410,005
285,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	305,619
160,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	164,329
295,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	308,582
115,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	122,661
290,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	295,065
200,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	205,068
	Total Auto Manufacturers	$5,245,582
	Auto Parts & Equipment — 0.2%
70,000	Qnity Electronics, Inc., 5.75%, 8/15/32 (144A)	$ 70,534
70,000	Qnity Electronics, Inc., 6.25%, 8/15/33 (144A)	71,483
150,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	152,075
	Total Auto Parts & Equipment	$294,092
	Banks — 8.4%
600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 541,505
270,000(b)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	279,092
600,000(b)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	545,995
375,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	336,098
255,000(b)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	239,161
295,000(b)(f)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	307,905
200,000	BPCE S.A., 4.875%, 4/1/26 (144A)	200,224
230,000(b)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	232,628
250,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	222,094
40,000(b)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	40,995
118,000(b)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	123,208
120,000(b)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	125,074
365,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	364,731
405,000(b)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	413,084
235,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	211,343
355,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	335,098
375,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	338,001
205,000(b)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	211,458
200,000(b)	HSBC Holdings Plc, 5.741% (SOFR + 196 bps), 9/10/36	204,062
105,000(b)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	108,220
200,000(b)(f)	ING Groep NV, 7.00% (5 Year USD SOFR Swap Rate + 359 bps)	206,215

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
435,000(b)(f)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	$ 387,807
335,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	413,902
125,000(b)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	128,349
335,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	302,648
460,000(b)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	476,207
165,000(b)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	172,754
60,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	62,909
200,000(b)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	210,375
445,000(b)(f)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	412,737
210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	204,910
55,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	55,576
375,000(b)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	395,208
200,000(b)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	203,519
415,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	370,081
200,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	218,375
240,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	241,961
200,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	213,588
595,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	512,950
95,000(b)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	98,288
	Total Banks	$10,668,335
	Biotechnology — 0.1%
185,000	Royalty Pharma Plc, 5.20%, 9/25/35	$ 184,843
	Total Biotechnology	$184,843
	Building Materials — 0.2%
200,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 205,853
	Total Building Materials	$205,853
	Chemicals — 0.3%
225,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 233,910
198,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	201,459
	Total Chemicals	$435,369
	Commercial Services — 0.7%
25,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	$ 26,149
275,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	280,516
75,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	76,414
260,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	275,350
200,000	Transurban Finance Co. Pty, Ltd., 4.924%, 3/24/36 (144A)	198,671
70,000	Verisk Analytics, Inc., 5.25%, 3/15/35	71,361
	Total Commercial Services	$928,461
	Cosmetics/Personal Care — 0.2%
200,000	L'Oreal S.A., 5.00%, 5/20/35 (144A)	$ 205,904
	Total Cosmetics/Personal Care	$205,904
	Distribution/Wholesale — 0.0%†
30,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 30,078
	Total Distribution/Wholesale	$30,078
	Diversified Financial Services — 2.5%
765,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 704,483

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
110,000(b)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 113,453
25,000	Avolon Holdings Funding, Ltd., 5.375%, 5/30/30 (144A)	25,645
41,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	42,448
330,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	344,229
285,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	246,000
90,000(b)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	93,362
295,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	309,890
25,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	26,204
165,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	175,486
170,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	178,870
125,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	128,236
404,000	OneMain Finance Corp., 4.00%, 9/15/30	375,541
215,000	Raymond James Financial, Inc., 4.90%, 9/11/35	212,643
55,000	Rocket Cos., Inc., 6.125%, 8/1/30 (144A)	56,448
55,000	Rocket Cos., Inc., 6.375%, 8/1/33 (144A)	56,766
107,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	105,529
	Total Diversified Financial Services	$3,195,233
	Electric — 2.4%
145,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 150,434
210,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	204,907
40,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	40,288
190,000(b)	American Electric Power Co., Inc., 5.80% (5 Year CMT Index + 213 bps), 3/15/56	189,334
80,000(b)	American Electric Power Co., Inc., 6.05% (5 Year CMT Index + 194 bps), 3/15/56	80,112
320,000	Enel Finance International NV, 5.00%, 9/30/35 (144A)	315,334
325,000	Entergy Louisiana LLC, 5.35%, 3/15/34	337,235
55,000	Entergy Texas, Inc., 5.25%, 4/15/35	56,368
160,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	166,590
163,980	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	157,833
70,000	Kentucky Utilities Co., 5.85%, 8/15/55	71,923
130,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	137,398
300,000	Public Service Co. of Colorado, 5.15%, 9/15/35	303,839
70,000	Public Service Enterprise Group, Inc., 5.40%, 3/15/35	72,125
220,000	Puget Energy, Inc., 4.10%, 6/15/30	214,852
55,000	Puget Energy, Inc., 4.224%, 3/15/32	52,672
65,000(b)	Sempra, 6.375% (5 Year CMT Index + 263 bps), 4/1/56	66,706
290,000(b)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	296,341
80,000	Southern California Edison Co., 5.45%, 6/1/31	82,335
35,000	Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (144A)	35,886
	Total Electric	$3,032,512
	Energy-Alternate Sources — 0.0%†
34,748	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,147
	Total Energy-Alternate Sources	$33,147
	Engineering & Construction — 0.2%
205,000	AECOM, 6.00%, 8/1/33 (144A)	$ 209,590
	Total Engineering & Construction	$209,590

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — 0.3%
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 362,104
	Total Entertainment	$362,104
	Environmental Control — 0.1%
145,000	Waste Connections, Inc., 5.25%, 9/1/35	$ 149,404
	Total Environmental Control	$149,404
	Food — 0.8%
120,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	$ 115,026
57,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	50,996
455,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	415,912
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	192,712
200,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	182,724
21,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	21,280
	Total Food	$978,650
	Gas — 0.4%
380,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 402,404
135,859	Nakilat, Inc., 6.267%, 12/31/33 (144A)	143,671
	Total Gas	$546,075
	Hand & Machine Tools — 0.1%
125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 113,938
	Total Hand & Machine Tools	$113,938
	Healthcare-Products — 0.5%
234,000(b)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 241,169
100,000	GE HealthCare Technologies, Inc., 5.50%, 6/15/35	103,658
348,000	Smith & Nephew Plc, 2.032%, 10/14/30	311,088
	Total Healthcare-Products	$655,915
	Healthcare-Services — 0.4%
180,000	Elevance Health, Inc., 5.00%, 1/15/36	$ 178,690
65,000	Elevance Health, Inc., 5.375%, 6/15/34	67,028
165,000	HCA, Inc., 5.50%, 3/1/32	171,902
75,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	77,048
75,000	Humana, Inc., 5.375%, 4/15/31	77,146
	Total Healthcare-Services	$571,814
	Home Builders — 0.2%
195,000	Lennar Corp., 5.20%, 7/30/30	$ 200,841
	Total Home Builders	$200,841
	Insurance — 2.6%
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 178,499
35,000	CNO Financial Group, Inc., 6.45%, 6/15/34	37,141
470,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	444,589
25,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	25,323
240,000(b)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 372 bps), 10/15/54 (144A)	224,685
340,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	286,123
130,000(b)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	134,940
456,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	523,676
450,000(b)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	468,209

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Insurance — (continued)
145,000	Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (144A)	$ 148,152
355,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	317,493
86,000	Primerica, Inc., 2.80%, 11/19/31	77,645
420,000(b)	Sumitomo Life Insurance Co., 5.875% (5 Year CMT Index + 265 bps), 9/10/55 (144A)	427,604
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	29,778
	Total Insurance	$3,323,857
	Internet — 0.1%
110,000	Alphabet, Inc., 5.30%, 5/15/65	$ 109,454
35,000	Uber Technologies, Inc., 4.80%, 9/15/35	34,682
	Total Internet	$144,136
	Iron & Steel — 0.2%
90,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 90,897
140,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	144,257
	Total Iron & Steel	$235,154
	Leisure Time — 0.2%
55,000(g)	Royal Caribbean Cruises, Ltd., 5.375%, 1/15/36	$ 55,321
145,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	148,695
	Total Leisure Time	$204,016
	Lodging — 0.3%
225,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	$ 232,416
135,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	137,113
20,000	Las Vegas Sands Corp., 6.00%, 8/15/29	20,831
	Total Lodging	$390,360
	Machinery-Construction & Mining — 0.2%
200,000	Komatsu Finance America, Inc., 4.196%, 9/18/30 (144A)	$ 198,887
	Total Machinery-Construction & Mining	$198,887
	Machinery-Diversified — 0.3%
125,000	Regal Rexnord Corp., 6.30%, 2/15/30	$ 132,538
205,000	Westinghouse Air Brake Technologies Corp., 5.50%, 5/29/35	212,219
	Total Machinery-Diversified	$344,757
	Mining — 0.8%
335,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 319,601
200,000	Corp. Nacional del Cobre de Chile, 6.78%, 1/13/55 (144A)	214,560
265,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	278,452
150,000	Novelis Corp., 6.375%, 8/15/33 (144A)	151,551
	Total Mining	$964,164
	Miscellaneous Manufacturing — 0.2%
205,000	Textron, Inc., 5.50%, 5/15/35	$ 212,053
	Total Miscellaneous Manufacturing	$212,053
	Multi-National — 0.2%
230,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 216,290
	Total Multi-National	$216,290
	Oil & Gas — 1.4%
450,000	APA Corp., 6.75%, 2/15/55	$ 453,620

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
255,000	Chevron USA, Inc., 4.85%, 10/15/35	$ 258,052
180,000	ConocoPhillips Co., 5.65%, 1/15/65	176,561
195,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	187,483
80,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	78,183
290,000	Phillips 66 Co., 5.25%, 6/15/31	300,877
35,000	Valero Energy Corp., 5.15%, 2/15/30	36,029
312,000	Valero Energy Corp., 6.625%, 6/15/37	345,967
	Total Oil & Gas	$1,836,772
	Pharmaceuticals — 0.6%
35,000	CVS Health Corp., 5.25%, 1/30/31	$ 36,024
260,000	CVS Health Corp., 5.25%, 2/21/33	266,018
70,000	Eli Lilly & Co., 5.55%, 10/15/55	72,013
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	201,063
165,000	Zoetis, Inc., 5.00%, 8/17/35	166,647
	Total Pharmaceuticals	$741,765
	Pipelines — 1.7%
75,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 69,415
110,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	111,698
95,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	97,944
190,000	Enbridge, Inc., 5.55%, 6/20/35	195,940
105,000(b)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	111,345
105,000(b)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	111,089
160,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	182,994
40,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	40,775
225,000	MPLX LP, 5.50%, 6/1/34	229,296
230,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	208,341
70,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	74,330
117,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55	122,240
60,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	62,998
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	49,591
80,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	84,213
89,000	Williams Cos., Inc., 7.75%, 6/15/31	102,592
250,000	Williams Cos., Inc., 7.50%, 1/15/31	283,289
	Total Pipelines	$2,138,090
	REITS — 1.2%
55,000	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	$ 55,666
50,000(g)	COPT Defense Properties LP, 4.50%, 10/15/30	49,670
70,000	ERP Operating LP, 4.95%, 6/15/32	71,749
105,000	Extra Space Storage LP, 4.95%, 1/15/33	105,619
255,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	239,921
47,000	Highwoods Realty LP, 2.60%, 2/1/31	41,528
15,000	Highwoods Realty LP, 3.05%, 2/15/30	13,892
41,000	Highwoods Realty LP, 4.125%, 3/15/28	40,545
105,000	Invitation Homes Operating Partnership LP, 4.95%, 1/15/33	105,509
285,000	LXP Industrial Trust, 2.375%, 10/1/31	247,237
165,000	LXP Industrial Trust, 2.70%, 9/15/30	150,763
55,000(g)	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	54,966

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	REITS — (continued)
180,000	UDR, Inc., 4.40%, 1/26/29	$ 180,637
115,000	Ventas Realty LP, 5.10%, 7/15/32	117,683
	Total REITS	$1,475,385
	Retail — 0.9%
55,000	AutoNation, Inc., 1.95%, 8/1/28	$ 51,589
55,000	AutoNation, Inc., 2.40%, 8/1/31	48,024
245,000	AutoNation, Inc., 3.85%, 3/1/32	229,542
125,000	AutoNation, Inc., 4.75%, 6/1/30	125,686
325,000	Darden Restaurants, Inc., 6.30%, 10/10/33	351,938
375,000	Dollar Tree, Inc., 2.65%, 12/1/31	334,324
	Total Retail	$1,141,103
	Savings & Loans — 0.3%
320,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 329,632
	Total Savings & Loans	$329,632
	Semiconductors — 1.2%
25,000	Amkor Technology, Inc., 5.875%, 10/1/33 (144A)	$ 25,255
35,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	30,281
475,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	405,354
130,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	127,487
100,000	Broadcom, Inc., 4.30%, 11/15/32	98,708
136,000	Broadcom, Inc., 4.60%, 7/15/30	138,056
105,000	Broadcom, Inc., 5.05%, 7/12/29	108,159
245,000	Micron Technology, Inc., 5.80%, 1/15/35	257,749
313,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	283,258
	Total Semiconductors	$1,474,307
	Software — 0.5%
65,000	Autodesk, Inc., 5.30%, 6/15/35	$ 66,798
210,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	215,225
70,000	MSCI, Inc., 5.25%, 9/1/35	70,579
110,000	Roper Technologies, Inc., 4.75%, 2/15/32	111,230
180,000	Roper Technologies, Inc., 4.90%, 10/15/34	180,205
	Total Software	$644,037
	Total Corporate Bonds (Cost $46,536,872)	$46,196,835

	Foreign Government Bonds — 0.6% of Net Assets
	Kuwait — 0.2%
300,000	Kuwait International Government Bond, 4.652%, 10/9/35 (144A)	$ 300,000
	Total Kuwait	$300,000
	Mexico — 0.2%
200,000	Mexico Government International Bond, 6.875%, 5/13/37	$ 215,700
	Total Mexico	$215,700

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Peru — 0.2%
320,000	Peruvian Government International Bond, 5.500%, 3/30/36	$ 326,000
	Total Peru	$326,000
	Total Foreign Government Bonds (Cost $818,049)	$841,700

	U.S. Government and Agency Obligations — 42.6% of Net Assets
1,142,512	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 962,408
81,083	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	69,455
43,179	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	37,264
762,563	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	651,246
100,595	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	84,863
42,018	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	36,055
7,366	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	7,246
12,791	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	11,789
60,452	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	55,699
20,984	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	19,321
69,840	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	63,328
51,998	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	46,906
62,828	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	56,338
89,417	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	80,159
7,993	Federal Home Loan Mortgage Corp., 3.500%, 7/1/29	7,921
15,287	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	14,522
66,740	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	62,661
333,264	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	313,152
7,541	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	7,049
75,043	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	69,090
44,631	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	43,426
61,678	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	59,987
14,063	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	13,498
10,209	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	9,741
9,103	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	9,334
2,344	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	2,403
6,994	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	7,277
141,124	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	144,751
85,840	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	87,353
68,504	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	69,765
91	Federal Home Loan Mortgage Corp., 6.000%, 11/1/32	93
1,199	Federal Home Loan Mortgage Corp., 6.000%, 12/1/32	1,241
2,398	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	2,482
2,044	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	2,136
348	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	363
176,726	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	182,673
73,952	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	76,475
73,765	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	76,424
92,370	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	95,995
445,922	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	456,270
173,323	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	178,013
176,357	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	181,265
190,647	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	198,159
100,000	Federal Home Loan Mortgage Corp., 6.000%, 9/1/55	104,064

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
548	Federal Home Loan Mortgage Corp., 6.500%, 1/1/29	$ 566
348	Federal Home Loan Mortgage Corp., 6.500%, 4/1/31	362
1,585	Federal Home Loan Mortgage Corp., 6.500%, 10/1/31	1,641
432	Federal Home Loan Mortgage Corp., 6.500%, 2/1/32	449
2,447	Federal Home Loan Mortgage Corp., 6.500%, 4/1/32	2,548
1,085	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	1,131
39,501	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	41,493
199,532	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	210,826
78,566	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	82,560
25,776	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	26,816
77,661	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	80,744
153,799	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	161,053
113,986	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	118,519
125,912	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	131,061
153,570	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	159,512
162,800	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	169,130
71,955	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	74,797
65,634	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	68,833
86,944	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	90,357
89,692	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	93,419
77,362	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	80,137
100,000	Federal Home Loan Mortgage Corp., 6.500%, 9/1/55	104,485
238	Federal Home Loan Mortgage Corp., 7.000%, 2/1/31	248
472	Federal Home Loan Mortgage Corp., 7.000%, 4/1/32	494
29,611	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	31,114
167,933	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	176,408
296	Federal Home Loan Mortgage Corp., 7.500%, 8/1/31	300
200,000	Federal National Mortgage Association, 1.500%, 10/15/40 (TBA)	178,895
836,184	Federal National Mortgage Association, 1.500%, 3/1/42	700,751
200,000	Federal National Mortgage Association, 2.000%, 10/15/40 (TBA)	183,770
490,004	Federal National Mortgage Association, 2.000%, 12/1/41	423,803
85,617	Federal National Mortgage Association, 2.000%, 2/1/42	73,996
259,137	Federal National Mortgage Association, 2.000%, 11/1/51	213,382
4,939	Federal National Mortgage Association, 2.500%, 7/1/30	4,792
4,031	Federal National Mortgage Association, 2.500%, 7/1/30	3,911
7,514	Federal National Mortgage Association, 2.500%, 7/1/30	7,291
100,000	Federal National Mortgage Association, 2.500%, 10/15/40 (TBA)	94,034
25,974	Federal National Mortgage Association, 2.500%, 2/1/43	23,334
5,723	Federal National Mortgage Association, 2.500%, 2/1/43	5,107
4,714	Federal National Mortgage Association, 2.500%, 3/1/43	4,235
4,414	Federal National Mortgage Association, 2.500%, 8/1/43	3,921
13,831	Federal National Mortgage Association, 2.500%, 4/1/45	12,098
17,571	Federal National Mortgage Association, 2.500%, 4/1/45	15,282
7,828	Federal National Mortgage Association, 2.500%, 4/1/45	6,796
11,977	Federal National Mortgage Association, 2.500%, 4/1/45	10,447
5,936	Federal National Mortgage Association, 2.500%, 4/1/45	5,172
5,115	Federal National Mortgage Association, 2.500%, 4/1/45	4,529
16,402	Federal National Mortgage Association, 2.500%, 4/1/45	14,388
16,746	Federal National Mortgage Association, 2.500%, 8/1/45	14,537

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
260,543	Federal National Mortgage Association, 2.500%, 8/1/50	$ 224,911
674,410	Federal National Mortgage Association, 2.500%, 5/1/51	581,817
364,188	Federal National Mortgage Association, 2.500%, 5/1/51	314,188
720,951	Federal National Mortgage Association, 2.500%, 11/1/51	620,554
180,412	Federal National Mortgage Association, 2.500%, 12/1/51	154,710
1,494,024	Federal National Mortgage Association, 2.500%, 1/1/52	1,278,523
72,440	Federal National Mortgage Association, 2.500%, 2/1/52	62,238
92,893	Federal National Mortgage Association, 2.500%, 3/1/52	78,373
332,421	Federal National Mortgage Association, 2.500%, 4/1/52	286,070
100,000	Federal National Mortgage Association, 2.500%, 11/1/55 (TBA)	84,257
2,613	Federal National Mortgage Association, 3.000%, 3/1/29	2,571
18,238	Federal National Mortgage Association, 3.000%, 10/1/30	17,858
21,579	Federal National Mortgage Association, 3.000%, 8/1/45	19,726
87,305	Federal National Mortgage Association, 3.000%, 2/1/47	80,324
64,767	Federal National Mortgage Association, 3.000%, 3/1/47	59,028
67,163	Federal National Mortgage Association, 3.000%, 4/1/47	61,153
81,716	Federal National Mortgage Association, 3.000%, 8/1/50	73,443
333,162	Federal National Mortgage Association, 3.000%, 2/1/51	299,906
306,023	Federal National Mortgage Association, 3.000%, 11/1/51	273,615
347,103	Federal National Mortgage Association, 3.000%, 1/1/52	310,433
75,237	Federal National Mortgage Association, 3.000%, 2/1/52	67,239
478,132	Federal National Mortgage Association, 3.000%, 3/1/52	428,860
81,270	Federal National Mortgage Association, 3.000%, 5/1/52	72,570
200,000	Federal National Mortgage Association, 3.000%, 10/1/55 (TBA)	175,640
400,000	Federal National Mortgage Association, 3.000%, 11/15/55 (TBA)	351,327
191,118	Federal National Mortgage Association, 3.000%, 2/1/57	163,691
4,088	Federal National Mortgage Association, 3.500%, 10/1/41	3,890
22,474	Federal National Mortgage Association, 3.500%, 9/1/45	21,128
59,339	Federal National Mortgage Association, 3.500%, 10/1/45	55,980
97,011	Federal National Mortgage Association, 3.500%, 1/1/48	90,981
104,175	Federal National Mortgage Association, 3.500%, 5/1/49	98,112
139,728	Federal National Mortgage Association, 3.500%, 3/1/52	129,622
334,151	Federal National Mortgage Association, 3.500%, 3/1/52	307,888
17,040	Federal National Mortgage Association, 3.500%, 4/1/52	15,662
81,200	Federal National Mortgage Association, 3.500%, 4/1/52	74,692
194,296	Federal National Mortgage Association, 3.500%, 5/1/52	178,891
800,000	Federal National Mortgage Association, 3.500%, 10/1/55 (TBA)	730,817
400,000	Federal National Mortgage Association, 3.500%, 11/15/55 (TBA)	365,330
100,158	Federal National Mortgage Association, 3.500%, 8/1/58	90,806
70,469	Federal National Mortgage Association, 4.000%, 10/1/40	68,756
8,485	Federal National Mortgage Association, 4.000%, 12/1/40	8,284
128,090	Federal National Mortgage Association, 4.000%, 4/1/44	124,578
189,169	Federal National Mortgage Association, 4.000%, 7/1/51	180,080
51,240	Federal National Mortgage Association, 4.000%, 9/1/51	48,873
371,558	Federal National Mortgage Association, 4.000%, 10/1/52	350,744
100,000	Federal National Mortgage Association, 4.000%, 10/1/55 (TBA)	94,236
100,000	Federal National Mortgage Association, 4.000%, 11/15/55 (TBA)	94,221
130,818	Federal National Mortgage Association, 4.500%, 9/1/43	131,456
73,376	Federal National Mortgage Association, 4.500%, 1/1/44	73,667

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
275,109	Federal National Mortgage Association, 4.500%, 9/1/52	$ 268,307
600,000	Federal National Mortgage Association, 4.500%, 11/15/55 (TBA)	581,704
14,342	Federal National Mortgage Association, 5.000%, 5/1/31	14,564
1,000,000	Federal National Mortgage Association, 5.000%, 10/15/40 (TBA)	1,010,300
2,402	Federal National Mortgage Association, 5.000%, 12/1/44	2,460
218,017	Federal National Mortgage Association, 5.000%, 8/1/52	218,516
83,614	Federal National Mortgage Association, 5.000%, 4/1/53	83,768
1,100,000	Federal National Mortgage Association, 5.000%, 10/1/55 (TBA)	1,090,823
2,012	Federal National Mortgage Association, 5.500%, 9/1/33	2,034
2,228	Federal National Mortgage Association, 5.500%, 12/1/34	2,304
6,765	Federal National Mortgage Association, 5.500%, 10/1/35	7,006
1,600,000	Federal National Mortgage Association, 5.500%, 10/15/40 (TBA)	1,635,124
158,359	Federal National Mortgage Association, 5.500%, 4/1/50	163,048
215,796	Federal National Mortgage Association, 5.500%, 4/1/50	221,254
70,035	Federal National Mortgage Association, 5.500%, 4/1/53	71,153
77,753	Federal National Mortgage Association, 5.500%, 4/1/53	78,978
88,383	Federal National Mortgage Association, 5.500%, 4/1/53	89,534
81,448	Federal National Mortgage Association, 5.500%, 4/1/53	83,290
72,004	Federal National Mortgage Association, 5.500%, 7/1/53	73,054
1,700,000	Federal National Mortgage Association, 5.500%, 10/1/55 (TBA)	1,714,005
677	Federal National Mortgage Association, 6.000%, 9/1/29	692
371	Federal National Mortgage Association, 6.000%, 10/1/32	382
1,427	Federal National Mortgage Association, 6.000%, 11/1/32	1,466
5,037	Federal National Mortgage Association, 6.000%, 4/1/33	5,148
1,898	Federal National Mortgage Association, 6.000%, 5/1/33	1,939
2,802	Federal National Mortgage Association, 6.000%, 6/1/33	2,862
5,408	Federal National Mortgage Association, 6.000%, 7/1/34	5,622
335	Federal National Mortgage Association, 6.000%, 9/1/34	346
370	Federal National Mortgage Association, 6.000%, 7/1/38	382
88,667	Federal National Mortgage Association, 6.000%, 1/1/53	92,103
24,541	Federal National Mortgage Association, 6.000%, 1/1/53	25,367
78,522	Federal National Mortgage Association, 6.000%, 4/1/53	80,964
154,110	Federal National Mortgage Association, 6.000%, 5/1/53	160,650
72,100	Federal National Mortgage Association, 6.000%, 5/1/53	75,320
148,431	Federal National Mortgage Association, 6.000%, 6/1/53	154,727
74,819	Federal National Mortgage Association, 6.000%, 7/1/53	76,815
64,002	Federal National Mortgage Association, 6.000%, 7/1/53	65,828
58,215	Federal National Mortgage Association, 6.000%, 7/1/53	60,188
55,531	Federal National Mortgage Association, 6.000%, 7/1/53	57,029
171,565	Federal National Mortgage Association, 6.000%, 8/1/53	177,572
620,464	Federal National Mortgage Association, 6.000%, 9/1/53	635,930
80,432	Federal National Mortgage Association, 6.000%, 8/1/54	82,670
88	Federal National Mortgage Association, 6.500%, 4/1/29	91
346	Federal National Mortgage Association, 6.500%, 2/1/32	364
1,021	Federal National Mortgage Association, 6.500%, 3/1/32	1,062
1,753	Federal National Mortgage Association, 6.500%, 4/1/32	1,833
747	Federal National Mortgage Association, 6.500%, 8/1/32	773
9,109	Federal National Mortgage Association, 6.500%, 7/1/34	9,493
134,727	Federal National Mortgage Association, 6.500%, 3/1/53	141,595

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
61,192	Federal National Mortgage Association, 6.500%, 8/1/53	$ 64,224
65,096	Federal National Mortgage Association, 6.500%, 8/1/53	68,418
50,207	Federal National Mortgage Association, 6.500%, 8/1/53	52,327
39,302	Federal National Mortgage Association, 6.500%, 8/1/53	40,999
205,762	Federal National Mortgage Association, 6.500%, 9/1/53	216,264
68,120	Federal National Mortgage Association, 6.500%, 9/1/53	71,547
79,801	Federal National Mortgage Association, 6.500%, 3/1/54	83,278
91,628	Federal National Mortgage Association, 6.500%, 6/1/54	94,945
69,675	Federal National Mortgage Association, 6.500%, 7/1/54	72,413
164,291	Federal National Mortgage Association, 6.500%, 8/1/54	170,679
213	Federal National Mortgage Association, 7.000%, 11/1/29	222
228	Federal National Mortgage Association, 7.000%, 7/1/31	238
577	Federal National Mortgage Association, 7.000%, 1/1/32	602
100,000	Federal National Mortgage Association, 7.000%, 10/15/55 (TBA)	104,587
102	Federal National Mortgage Association, 7.500%, 2/1/31	106
969	Federal National Mortgage Association, 8.000%, 10/1/30	1,014
500,000	Government National Mortgage Association, 2.000%, 10/15/55 (TBA)	413,195
500,000	Government National Mortgage Association, 2.500%, 10/15/55 (TBA)	430,389
400,000	Government National Mortgage Association, 3.000%, 10/15/55 (TBA)	357,031
200,000	Government National Mortgage Association, 3.500%, 10/15/55 (TBA)	182,323
300,000	Government National Mortgage Association, 4.500%, 10/15/55 (TBA)	290,881
500,000	Government National Mortgage Association, 5.000%, 10/15/55 (TBA)	497,310
100,000	Government National Mortgage Association, 5.000%, 11/15/55 (TBA)	99,337
600,000	Government National Mortgage Association, 5.500%, 10/20/55 (TBA)	604,465
100,000	Government National Mortgage Association, 5.500%, 11/15/55 (TBA)	100,674
700,000	Government National Mortgage Association, 6.000%, 10/15/55 (TBA)	711,910
200,000	Government National Mortgage Association, 6.000%, 11/20/55 (TBA)	203,387
500,000	Government National Mortgage Association, 6.500%, 10/15/55 (TBA)	513,511
100,000	Government National Mortgage Association, 6.500%, 11/15/55 (TBA)	102,694
68,899	Government National Mortgage Association I, 3.500%, 11/15/41	64,666
23,660	Government National Mortgage Association I, 3.500%, 8/15/42	22,119
8,800	Government National Mortgage Association I, 3.500%, 10/15/42	8,226
27,567	Government National Mortgage Association I, 3.500%, 1/15/45	25,770
18,788	Government National Mortgage Association I, 3.500%, 8/15/46	17,493
41,090	Government National Mortgage Association I, 4.000%, 8/15/43	40,042
56,393	Government National Mortgage Association I, 4.000%, 3/15/44	54,142
9,011	Government National Mortgage Association I, 4.000%, 9/15/44	8,677
20,121	Government National Mortgage Association I, 4.000%, 4/15/45	19,377
29,506	Government National Mortgage Association I, 4.000%, 6/15/45	28,408
3,079	Government National Mortgage Association I, 4.000%, 7/15/45	2,943
5,538	Government National Mortgage Association I, 4.000%, 8/15/45	5,299
18,026	Government National Mortgage Association I, 4.500%, 5/15/39	18,010
528	Government National Mortgage Association I, 4.500%, 8/15/41	523
2,635	Government National Mortgage Association I, 5.500%, 3/15/33	2,725
3,051	Government National Mortgage Association I, 5.500%, 7/15/33	3,129
7,899	Government National Mortgage Association I, 5.500%, 8/15/33	8,091
4,329	Government National Mortgage Association I, 5.500%, 10/15/34	4,465
1,022	Government National Mortgage Association I, 6.000%, 4/15/28	1,044
658	Government National Mortgage Association I, 6.000%, 2/15/29	665

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,668	Government National Mortgage Association I, 6.000%, 9/15/32	$ 1,729
854	Government National Mortgage Association I, 6.000%, 10/15/32	880
6,034	Government National Mortgage Association I, 6.000%, 11/15/32	6,308
2,738	Government National Mortgage Association I, 6.000%, 11/15/32	2,807
1,778	Government National Mortgage Association I, 6.000%, 1/15/33	1,858
4,126	Government National Mortgage Association I, 6.000%, 12/15/33	4,201
2,584	Government National Mortgage Association I, 6.000%, 8/15/34	2,689
5,947	Government National Mortgage Association I, 6.000%, 8/15/34	6,184
49	Government National Mortgage Association I, 6.500%, 3/15/26	49
561	Government National Mortgage Association I, 6.500%, 6/15/28	574
1,700	Government National Mortgage Association I, 6.500%, 5/15/29	1,750
599	Government National Mortgage Association I, 6.500%, 5/15/29	614
5,513	Government National Mortgage Association I, 6.500%, 7/15/31	5,763
1,693	Government National Mortgage Association I, 6.500%, 9/15/31	1,772
3,385	Government National Mortgage Association I, 6.500%, 10/15/31	3,446
1,458	Government National Mortgage Association I, 6.500%, 12/15/31	1,498
608	Government National Mortgage Association I, 6.500%, 12/15/31	628
345	Government National Mortgage Association I, 6.500%, 4/15/32	357
215	Government National Mortgage Association I, 6.500%, 4/15/32	220
81	Government National Mortgage Association I, 6.500%, 6/15/32	81
789	Government National Mortgage Association I, 6.500%, 6/15/32	816
2,103	Government National Mortgage Association I, 6.500%, 7/15/32	2,165
4,808	Government National Mortgage Association I, 6.500%, 12/15/32	4,979
635	Government National Mortgage Association I, 7.000%, 7/15/26	634
171	Government National Mortgage Association I, 7.000%, 9/15/27	172
2,002	Government National Mortgage Association I, 7.000%, 2/15/28	2,003
899	Government National Mortgage Association I, 7.000%, 1/15/29	918
176	Government National Mortgage Association I, 7.000%, 7/15/29	178
361	Government National Mortgage Association I, 7.000%, 7/15/29	367
349	Government National Mortgage Association I, 7.000%, 12/15/30	352
778	Government National Mortgage Association I, 7.000%, 8/15/31	809
676	Government National Mortgage Association I, 7.500%, 10/15/29	680
275,064	Government National Mortgage Association II, 2.000%, 7/20/51	227,403
374,995	Government National Mortgage Association II, 2.500%, 9/20/54	323,717
268,929	Government National Mortgage Association II, 3.000%, 6/20/52	240,169
1,910	Government National Mortgage Association II, 3.500%, 3/20/45	1,733
2,820	Government National Mortgage Association II, 3.500%, 4/20/45	2,597
11,594	Government National Mortgage Association II, 3.500%, 4/20/45	10,634
5,245	Government National Mortgage Association II, 3.500%, 4/20/45	4,806
26,520	Government National Mortgage Association II, 3.500%, 1/20/46	24,698
12,341	Government National Mortgage Association II, 3.500%, 3/20/46	11,411
49,511	Government National Mortgage Association II, 3.500%, 11/20/46	46,032
6,108	Government National Mortgage Association II, 4.000%, 8/20/39	5,906
7,862	Government National Mortgage Association II, 4.000%, 7/20/42	7,609
99,534	Government National Mortgage Association II, 4.000%, 7/20/44	95,844
9,823	Government National Mortgage Association II, 4.000%, 9/20/44	9,451
10,367	Government National Mortgage Association II, 4.000%, 3/20/46	9,957
31,181	Government National Mortgage Association II, 4.000%, 10/20/46	29,880
23,369	Government National Mortgage Association II, 4.000%, 2/20/48	22,098

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
30,538	Government National Mortgage Association II, 4.000%, 4/20/48	$ 28,876
2,929	Government National Mortgage Association II, 4.500%, 9/20/41	2,946
15,965	Government National Mortgage Association II, 4.500%, 5/20/43	16,060
52,614	Government National Mortgage Association II, 4.500%, 1/20/44	52,293
38,196	Government National Mortgage Association II, 4.500%, 9/20/44	37,561
13,598	Government National Mortgage Association II, 4.500%, 10/20/44	13,483
25,719	Government National Mortgage Association II, 4.500%, 11/20/44	25,501
66,200	Government National Mortgage Association II, 4.500%, 2/20/48	65,694
100,034	Government National Mortgage Association II, 5.000%, 9/20/47	101,888
73,268	Government National Mortgage Association II, 5.500%, 9/20/52	74,495
3,131	Government National Mortgage Association II, 6.000%, 11/20/33	3,251
301	Government National Mortgage Association II, 6.500%, 8/20/28	309
564	Government National Mortgage Association II, 6.500%, 12/20/28	579
484	Government National Mortgage Association II, 6.500%, 9/20/31	508
44	Government National Mortgage Association II, 7.000%, 5/20/26	45
862	Government National Mortgage Association II, 7.000%, 2/20/29	884
261	Government National Mortgage Association II, 7.000%, 1/20/31	273
46	Government National Mortgage Association II, 7.500%, 8/20/27	47
15,000,000(h)	U.S. Treasury Bills, 10/2/25	14,998,325
1,297,400	U.S. Treasury Bonds, 2.250%, 2/15/52	804,743
1,248,332	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/35	1,258,438
2,000,000	U.S. Treasury Notes, 3.875%, 7/31/27	2,008,203
	Total U.S. Government and Agency Obligations (Cost $54,452,767)	$53,895,904

Shares
	SHORT TERM INVESTMENTS — 1.4% of Net Assets
	Open-End Fund — 1.4%
1,798,488(i)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 1,798,488
		$1,798,488
	TOTAL SHORT TERM INVESTMENTS (Cost $1,798,488)	$1,798,488
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 103.6% (Cost $133,777,502)	$131,198,865
		Net Realized Gain (Loss) for the period ended 9/30/25	Change in Unrealized Appreciation (Depreciation) for the period ended 9/30/25	Capital Gain Distributions for the period ended 9/30/25	Dividend Income for the period ended 9/30/25	Value
	Affiliated Issuers — 3.9%
	Mutual Funds — 0.5% of Net Assets
53,023(j)	Victory Pioneer CAT Bond Fund Class R6	—	$48,250	$—	$—	$ 624,079

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Shares		Net Realized Gain (Loss) for the period ended 9/30/25	Change in Unrealized Appreciation (Depreciation) for the period ended 9/30/25	Capital Gain Distributions for the period ended 9/30/25	Dividend Income for the period ended 9/30/25	Value
	Closed-End Fund — 3.4% of Net Assets
431,639(k)	Pioneer ILS Interval Fund	$—	$474,804	$—	$—	$ 4,329,339

	Total Investments in Affiliated Issuers — 3.9% (Cost $4,776,241)					$4,953,418
Principal Amount USD ($)
	TBA Sales Commitments — (3.2)% of Net Assets
	U.S. Government and Agency Obligations — (3.2)%
(400,000)	Federal National Mortgage Association, 2.000%, 10/1/55 (TBA)	$ (322,306)
(2,600,000)	Federal National Mortgage Association, 2.500%, 10/1/55 (TBA)	(2,190,083)
(100,000)	Federal National Mortgage Association, 4.500%, 10/1/55 (TBA)	(96,986)
(900,000)	Federal National Mortgage Association, 6.000%, 10/1/55 (TBA)	(919,429)
(400,000)	Federal National Mortgage Association, 6.500%, 10/15/55 (TBA)	(413,353)
(100,000)	Federal National Mortgage Association, 7.000%, 11/1/55 (TBA)	(104,704)
(100,000)	Government National Mortgage Association, 4.000%, 10/15/55 (TBA)	(94,010)
	TOTAL TBA SALES COMMITMENTS (Proceeds $4,151,199)	$(4,140,871)

	OTHER ASSETS AND LIABILITIES — (4.3)%	$(5,425,845)
	net assets — 100.0%	$126,585,567

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $45,184,925, or 35.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2025.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2025.
(d)	Security is in default.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
(j)	Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Victory Pioneer CAT Bond Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
35	U.S. 2 Year Note (CBT)	12/31/25	$7,297,202	$7,293,945	$(3,257)
102	U.S. 5 Year Note (CBT)	12/31/25	11,138,520	11,137,922	(598)
18	U.S. Long Bond (CBT)	12/19/25	2,094,387	2,098,687	4,300
92	U.S. Ultra Bond (CBT)	12/19/25	10,998,178	11,045,750	47,572
			$31,528,287	$31,576,304	$48,017
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
21	U.S. 10 Year Note (CBT)	12/19/25	$(2,381,655)	$(2,362,500)	$19,155
25	U.S. 10 Year Ultra Bond (CBT)	12/19/25	(2,895,971)	(2,876,953)	19,018
			$(5,277,626)	$(5,239,453)	$38,173
TOTAL FUTURES CONTRACTS			$26,250,661	$26,336,851	$86,190
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
3,400,000	Markit CDX North America High Yield Index Series 45	Pay	5.00%	12/20/30	$(257,923)	$(8,914)	$(266,837)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(257,923)	$(8,914)	$(266,837)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$214,290	$—	$214,290
Asset Backed Securities	—	11,635,563	—	11,635,563
Collateralized Mortgage Obligations	—	8,016,508	—	8,016,508
Commercial Mortgage-Backed Securities	—	8,599,577	—*	8,599,577
Corporate Bonds	—	46,196,835	—	46,196,835
Foreign Government Bonds	—	841,700	—	841,700
U.S. Government and Agency Obligations	—	53,895,904	—	53,895,904
Open-End Fund	1,798,488	—	—	1,798,488
Affiliated Closed-End Fund	4,329,339	—	—	4,329,339
Affiliated Mutual Funds	624,079	—	—	624,079
Total Investments in Securities	$6,751,906	$129,400,377	$—*	$136,152,283
Liabilities
TBA Sales Commitments	$—	$(4,140,871)	$—	$(4,140,871)
Total Liabilities	$—	$(4,140,871)	$—	$(4,140,871)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$86,190	$—	$—	$86,190
Centrally cleared swap contracts^	—	(8,914)	—	(8,914)
Total Other Financial Instruments	$86,190	$(8,914)	$—	$77,276
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended September 30, 2025, there were no transfers in or out of Level 3.